Fair value of assets and liabilities - Reconciliation of financial guarantee derivatives (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Changes in fair value of the financial guarantee derivatives
Opening balance of financial guarantee derivative assets (liabilities)	¥ 1,038,258	$ 148,469	¥ 0		¥ (107,890,394)
Change in fair value of financial guarantee derivative	¥ (3,367,074)	$ (481,485)	¥ 1,038,258		¥ 24,966,242
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Unrealized Gain (Loss) on Derivatives	Unrealized Gain (Loss) on Derivatives	Unrealized Gain (Loss) on Derivatives	Unrealized Gain (Loss) on Derivatives	Unrealized Gain (Loss) on Derivatives
Cash received	¥ (46,801,092)	$ (6,692,467)	¥ 0		¥ (10,965,160)
Net cash payout	33,704,227	4,819,640	0		93,889,312
Ending balance of financial guarantee derivative assets (liabilities)	¥ (15,425,681)	$ (2,205,843)	¥ 1,038,258	$ 148,469	¥ 0